6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vested or Expected to Vest
Number of Options	5,741,400	7,708,400	1,578,400
Weighted Average Exercise Price Per Share	$ 0.40
Weighted Average Remaining Contractual Life (Years)	3 years 10 months 20 days
Aggregate Intrinsic Value	$ 5,862,000
Exercisable Options
Number of Shares Exercisable	4,879,265
Weighted Average Exercise Price Per Share	$ 0.39
Weighted Average Remaining Contractual Life (Years)	3 years 10 months 6 days
Aggregate Intrinsic Value	5,061,256	418,000
Minimum [Member]
Vested or Expected to Vest
Exercise Price	0.10
Maximum [Member]
Vested or Expected to Vest
Exercise Price	1.85
Range 1
Vested or Expected to Vest
Exercise Price	0.10
Number of Options	1,800,000
Weighted Average Exercise Price Per Share	$ 0.10
Weighted Average Remaining Contractual Life (Years)	2 years 10 months 17 days
Aggregate Intrinsic Value	2,376,000
Exercisable Options
Number of Shares Exercisable	1,706,250
Weighted Average Exercise Price Per Share	$ 0.1
Weighted Average Remaining Contractual Life (Years)	2 years 10 months 17 days
Aggregate Intrinsic Value	2,252,250
Range 2
Vested or Expected to Vest
Exercise Price	0.42
Number of Options	63,000
Weighted Average Exercise Price Per Share	$ 0.42
Weighted Average Remaining Contractual Life (Years)	7 years 4 days
Aggregate Intrinsic Value	63,000
Exercisable Options
Number of Shares Exercisable	63,000
Weighted Average Exercise Price Per Share	$ 0.42
Weighted Average Remaining Contractual Life (Years)	7 years 4 days
Aggregate Intrinsic Value	63,000
Range 3
Vested or Expected to Vest
Exercise Price	0.50
Number of Options	3,310,000
Weighted Average Exercise Price Per Share	$ 0.50
Weighted Average Remaining Contractual Life (Years)	4 years 4 months
Aggregate Intrinsic Value	3,045,200
Exercisable Options
Number of Shares Exercisable	2,830,835
Weighted Average Exercise Price Per Share	$ 0.5
Weighted Average Remaining Contractual Life (Years)	4 years 4 months 13 days
Aggregate Intrinsic Value	2,604,368
Range 4
Vested or Expected to Vest
Exercise Price	0.57
Number of Options	400,000
Weighted Average Exercise Price Per Share	$ 0.57
Weighted Average Remaining Contractual Life (Years)	4 years 7 months 13 days
Aggregate Intrinsic Value	340,000
Exercisable Options
Number of Shares Exercisable	133,280
Weighted Average Exercise Price Per Share	$ 0.57
Weighted Average Remaining Contractual Life (Years)	4 years 7 months 13 days
Aggregate Intrinsic Value	113,288
Range 5
Vested or Expected to Vest
Exercise Price	1.00
Number of Options	90,000
Weighted Average Exercise Price Per Share	$ 1.00
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 20 days
Aggregate Intrinsic Value	37,800
Exercisable Options
Number of Shares Exercisable	67,500
Weighted Average Exercise Price Per Share	$ 1.00
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 20 days
Aggregate Intrinsic Value	28,350
Range 6
Vested or Expected to Vest
Exercise Price	1.85
Number of Options	78,400
Weighted Average Exercise Price Per Share	$ 1.85
Weighted Average Remaining Contractual Life (Years)	1 year 9 months
Aggregate Intrinsic Value	0
Exercisable Options
Number of Shares Exercisable	78,400
Weighted Average Exercise Price Per Share	$ 1.85
Weighted Average Remaining Contractual Life (Years)	1 year 9 months
Aggregate Intrinsic Value	$ 0